ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2014
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

3.              ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2012, 2013 and 2014, is as follows:

	Thousands of Yen
	2012	2013	2014
Balance at beginning of year	¥4,983	¥4,983	¥—
Reversal of provision for doubtful accounts	—	(4,983)	—
Balance at end of year	¥4,983	¥—	¥—